Inventories (Details) - USD ($) $ in Thousands	Apr. 02, 2022	Jan. 01, 2022	Dec. 26, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 46,195	$ 41,834	$ 17,432
Work-in-process	772	671	637
Finished goods	17,259	14,091	7,213
Total	$ 64,226	$ 56,596	$ 25,282